Summary of significant accounting policies	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies:

(a)	Basis of presentation:

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements.

(b)	Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Seaspan Corporation and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.

The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 11.

The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings (loss) is included in earnings and added to or deducted from the cost of the investment.

(c)	Foreign currency translation:

The functional and reporting currency of the Company is the United States dollar. Transactions involving other currencies are converted into United States dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the United States dollar are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings (loss).

(d)	Cash equivalents:

Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.

(e)	Vessels:

Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.

Vessels purchased from the predecessor upon completion of the Company’s initial public offering were initially recorded at the predecessor’s carrying value.

Vessels under construction include deposits, installment payments, interest, financing costs, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.

Depreciation is calculated on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.

Vessels that are held for use are evaluated for impairment when events or circumstances indicate that their carrying amounts may not be recoverable from future undiscounted cash flows. Such evaluations include the comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. If the carrying amount of the vessel exceeds the estimated net undiscounted future cash flows expected to be generated over the vessel’s remaining useful life, the carrying amount of the vessel is reduced to its estimated fair value.

(f)	Dry-dock activities:

Classification rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company has adopted the deferral method of accounting for dry-dock activities whereby costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.

(g)	Goodwill and intangible assets:

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill and indefinite-lived intangible assets are not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.

Intangible assets with finite lives are amortized over their useful lives. Intangible assets with finite lives are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

(h)	Deferred financing fees:

Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit and lease facilities. Amortization of deferred financing fees on leases is provided on the effective interest rate method over the term of the underlying obligation. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities.

(i)	Revenue recognition:

Revenue from time charter is recognized each day the vessel is on-hire and when collection is reasonably assured. Cash received in excess of earned revenue is recorded as deferred revenue.

For capital leases that are sales-type leases, the difference between the gross investment in lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease.

Project revenue is recorded on the completed contract basis when the project is substantially complete and the collectability of any outstanding funds is reasonably assured. Funds received from customers prior to substantial completion of the contract are recognized as deferred revenue.

(j)	Derivative financial instruments:

The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk. The Company has entered into interest rate swaps and swaptions to reduce the Company’s exposure to changing interest rates on its credit and lease facilities.

All of the Company’s derivatives are measured at their fair value at the end of each period. For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.

The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. While hedge accounting was applied, the effective portion of the unrealized gains or losses on those designated interest rate swaps was recorded in other comprehensive loss.

By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.

The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

(k)	Fair value measurement:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

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Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2—Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

(l)	Share-based compensation:

The Company has granted restricted shares, phantom share units and stock appreciation rights (“SARs”) to certain of its officers, members of management and directors as compensation. Compensation cost is measured at their grant date fair values. Under this method, restricted shares and phantom share units are measured based on the quoted market price of the Company’s Class A common shares at date of the grant, and SARs are measured at fair value using the Monte Carlo model. The fair value of each grant is recognized straight-line over the requisite service period.

(m)	Earnings (loss) per share:

The Company had multiple classes of common shares with different participation rights and applied the two-class method to compute basic earnings per share (“EPS”) until the acquisition and cancellation of those shares in January, 2012.

The treasury stock method is used to compute the dilutive effect of the Company’s share-based compensation awards. Under this method, the incremental number of shares used in computing diluted EPS is the difference between the number of shares assumed issued and purchased using assumed proceeds.

The if-converted method is used to compute the dilutive effect of the Company’s Series A preferred shares. Under this method, dividends applicable to the Series A preferred shares are added back to earnings attributable to common shareholders, and the Series A preferred shares and paid-in kind dividends are assumed to have been converted at the share price applicable at the end of the period. The if-converted method is applied to the computation of diluted EPS only if the effect is dilutive. The dividends recorded in the financial statements that were applicable to the Series B preferred shares reduced the earnings available to common shareholders. The dividends applicable to the Series C and D preferred shares reduce the earnings available to common shareholders, even if not declared, since the dividends are cumulative.

(n)	Use of estimates:

The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting fiscal periods. Areas where accounting judgments and estimates are significant to the Company include the assessment of the vessel useful lives, expected salvage values and the recoverability of the carrying value of vessels which are subject to future market events, carrying value of goodwill and the fair value of interest rate derivative financial instruments and share-based awards. Actual results could differ from those estimates.

(o)	Comparative information:

Certain information has been reclassified to conform with the financial statement presentation adopted for the current year. The Company has recast the 2012 consolidated balance sheet and statement of cash flows for the year ended December 31, 2012 to separately present balances of and movements in restricted cash, included in other assets, from cash and cash equivalents. This reclassification, which is immaterial, had no impact on the comparative consolidated statements of operations, total assets or shareholders’ equity.